Vessels, Net (Details) - USD ($) $ in Thousands		2 Months Ended	10 Months Ended		12 Months Ended
	Feb. 05, 2023	Mar. 06, 2023	Nov. 09, 2023	Oct. 16, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Beginning balance					$ 4,241,292
Additions/ Remeasurement of finance lease liability/ (Depreciation)	$ 35,605		$ 66,733
Transfers to owned vessels		$ 53,232		$ 27,555		$ 164,398
Ending balance					4,389,868	4,241,292
Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance		4,292,150	4,292,150	4,292,150	5,050,766	4,423,461	$ 4,292,150
Additions/ Remeasurement of finance lease liability/ (Depreciation)					563,317	1,065,949	432,773
Disposals/ Impairment							(301,462)
Disposals/ Impairment/ Transfers to owned vessels					(254,205)	(438,644)
Ending balance					5,359,878	5,050,766	4,423,461
Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance		(514,821)	(514,821)	(514,821)	(809,474)	(688,790)	(514,821)
Additions/ Remeasurement of finance lease liability/ (Depreciation)					(225,959)	(209,950)	(199,135)
Disposals							25,166
Disposals/ Transfers to owned vessels					65,423	89,266
Ending balance					(970,010)	(809,474)	(688,790)
Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance		$ 3,777,329	$ 3,777,329	$ 3,777,329	4,241,292	3,734,671	3,777,329
Additions/ Remeasurement of finance lease liability/ (Depreciation)					337,358	855,999	233,638
Disposals/ Impairment							(276,296)
Disposals/ Impairment/ Transfers to owned vessels					(188,782)	(349,378)
Ending balance					4,389,868	4,241,292	$ 3,734,671
Owned Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance					4,594,294
Additions/ Remeasurement of finance lease liability/ (Depreciation)					514,551
Disposals/ Impairment					(224,992)
Ending balance					4,883,853	4,594,294
Owned Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance					(775,478)
Additions/ Remeasurement of finance lease liability/ (Depreciation)					(210,767)
Disposals					61,698
Ending balance					(924,547)	(775,478)
Owned Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance					3,818,816
Additions/ Remeasurement of finance lease liability/ (Depreciation)					303,784
Disposals/ Impairment					(163,294)
Ending balance					3,959,306	3,818,816
Right-of-use assets under finance lease [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance					456,472
Additions/ Remeasurement of finance lease liability/ (Depreciation)					48,766
Transfers to owned vessels					(29,213)
Ending balance					476,025	456,472
Right-of-use assets under finance lease [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance					(33,996)
Additions/ Remeasurement of finance lease liability/ (Depreciation)					(15,192)
Transfers to owned vessels					3,725
Ending balance					(45,463)	(33,996)
Right-of-use assets under finance lease [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance					422,476
Additions/ Remeasurement of finance lease liability/ (Depreciation)					33,574
Transfers to owned vessels					(25,488)
Ending balance					$ 430,562	$ 422,476